                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ___
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American Assets Investment Management, LLC
Address:   11455 El Camino Real
           Suite 363
           San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest S. Rady
Title:   Chief Investment Officer
Phone:   858-350-2600

Signature, Place, and Date of Signing:

        /s/ Ernest S. Rady          San Diego, CA   2/8/2008
---------------------------------   [City, State]    [Date]
           [Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----
028-11688               Insurance Company of the West

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            50
Form 13F Information Table Value Total:      $120,569
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----
1     028-11688               Insurance Company of the West

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                           Form 13-F Information Table
                             as of December 31, 2007

                                                                                                                  VOTING AUTHORITY
                                           TITLE                VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER   ---------------------
NAME OF ISSUER                           OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
--------------                           --------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ALTRIA GROUP INC                            com    02209s103    8,163   108,000   SH          sole             108,000
AMERICAN INTERNATIONAL GROUP INC            com    026874107    5,830   100,000   SH          sole             100,000
ANARDARKO PETROLEUM CORP                    com    032511107    2,299    35,000   SH          sole              35,000
BANK OF AMERICA CORP                        com    060505104    3,878    94,000   SH          sole              94,000
BEAR STEARNS COMPANIES INC                  adr    073902108    2,648    30,000   SH          sole              30,000
BP P L C SPONSORED ADR (FRM BP AMOCO
PLC)                                        com    055622104    6,951    95,000   SH          sole              95,000
CAPITAL ONE FINANCIAL CORP                  com    14040h105    3,781    80,000   SH          sole              80,000
CARDINAL HEALTH INC                         com    14149y108      866    15,000   SH          sole              15,000
CATERPILLAR INC                             com    149123101    1,814    25,000   SH          sole              25,000
CHESAPEAKE ENERGY CORP                      com    165167107    1,960    50,000   SH          sole              50,000
CHEVRON CORPORATION                         com    166764100    6,906    74,000   SH          sole              74,000
CHUBB CORP                                  com    171232101    3,275    60,000   SH          sole              60,000
CINCINNATI FINANCIAL CORP                   com    172062101      989    25,000   SH          sole              25,000
CIT GROUP INC NEW                           com    125581108      601    25,000   SH          sole              25,000
COCA COLA CO                                com    191216100    3,989    65,000   SH          sole              65,000
COMCAST CORP NEW CL A                       com    20030n101    2,054   112,500   SH          sole             112,500
CONOCOPHILLIPS                              com    20825c104    6,358    72,000   SH          sole              72,000
D R HORTON                                  com    23331a109      338    25,700   SH          sole              25,700
DISCOVER FINANCIAL SERVICES                 com    254709108      407    27,000   SH          sole              27,000
ELI LILLY & CO                              com    532457108    1,869    35,000   SH          sole              35,000
EXXON MOBIL CORP                            com    30231g102    2,342    25,000   SH          sole              25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)          com    313586109    2,107    52,700   SH          sole              52,700
FIDELITY NATIONAL FINANCIAL INC             com    316326107      357    24,454   SH          sole              24,454
FIDELITY NATIONAL INFORMATION SERVICES      com    31620m106      447    10,748   SH          sole              10,748
FREDDIE MAC-VOTING COMMON (FORMERLY
FEDERA                                      com    313400301       99     2,900   SH          sole              2,900
GENERAL ELECTRIC CO                         com    369604103    4,448   120,000   SH          sole             120,000
GENERAL MILLS INC                           com    370334104    2,850    50,000   SH          sole              50,000
GLAXOSMITHKLINE PLC SPONSORED ADR(FRM
GLAX                                        com    37733w105    2,016    40,000   SH          sole              40,000

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
HARTFORD FINANCIAL SERVICES GROUP INC       com    416515104    3,052    35,000   SH          sole              35,000
HOME DEPOT INC                              com    437076102    1,078    40,000   SH          sole              40,000
INDYMAC BANCORP INC                         com    456607100      309    52,000   SH          sole              52,000
ISTAR FINL INC                              com    45031u101      651    25,000   SH          sole              25,000
JOHNSON & JOHNSON                           com    478160104    4,002    60,000   SH          sole              60,000
JPMORGAN CHASE & CO FORMERLY J P MORGAN
CH                                          com    46625h100    2,619    60,000   SH          sole              60,000
KROGER CO                                   com    501044101      534    20,000   SH          sole              20,000
LOWES COMPANIES INC                         com    548661107      133    5,900    SH          sole              5,900
MCDONALDS CORP                              com    580135101    2,062    35,000   SH          sole              35,000
MICROSOFT                                   com    594918104    2,492    70,000   SH          sole              70,000
MORGAN STANLEY                              com    617446448    2,656    50,000   SH          sole              50,000
OVERSEAS SHIPHOLDING GROUP INC              com    690368105    4,838    65,000   SH          sole              65,000
PFF BANCORP                                 com    6933w104       244    20,300   SH          sole              20,300
PFIZER INC                                  com    717081103      568    25,000   SH          sole              25,000
PULTE HOMES INC                             com    745867101      748    71,000   SH          sole              71,000
REDWOOD TRUST INC.                          com    758075402      863    25,200   SH          sole              25,200
ROYAL DUTCH SHELL PLC SPONSORED ADR
REPSTG                                      adr    780259206    2,947    35,000   SH          sole              35,000
UNUMPROVIDENT CORP                          com    91529y106    4,044   170,000   SH          sole             170,000
USG                                         com    903293405      895    25,000   SH          sole              25,000
VIACOM INC NEW CLASS B                      com    92553p201    1,318    30,000   SH          sole              30,000
WAL-MART STORES INC                         com    931142103    3,327    70,000   SH          sole              70,000
WYETH COM                                   com    983024100    1,547    35,000   SH          sole              35,000

TOTAL                                        50               120,569 2,503,402                              2,503,402